TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
TAXES PAYABLES
Schedule of taxes payable

	As of December 31,
	2020	2019
Current
Income tax (*)	66	48
Other national taxes	2,887	3,491
Provincial taxes	407	409
Municipal taxes	379	562
	3,739	4,510

Non-current
Provincial taxes	5	19
	5	19
Total taxes payables	3,744	4,529

(*)  The breakdown is as follows:

		As of December 31,
		2020	2019
Núcleo		56	8
Adesol		7	38
AVC Continente Audiovisual		2	1
Cable Imagen		1	1
	(a)	66	48

(a)Includes $9 corresponding to currency translation adjustments of initial foreign subsidiaries balances.